Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable
Schedule of accounts payable

	December 31,
	2021	2020

	(in US$’000)
Accounts payable—third parties	39,115	26,756
Accounts payable—non-controlling shareholders of subsidiaries (Note 24(iv))	2,062	4,856
	41,177	31,612

Schedule of aging analysis based on the relevant invoice dates

	December 31,
	2021	2020

	(in US$’000)
Not later than 3 months	35,615	26,270
Between 3 months to 6 months	3,705	3,364
Between 6 months to 1 year	588	782
Later than 1 year	1,269	1,196
	41,177	31,612